Retirement-Related Benefits - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Pension Plan
Expected Benefit Payments
2026	$ 3,713
2027	3,635
2028	3,625
2029	3,608
2030	3,533
2031-2035	16,664
Other Postretirement Benefits Plan
Expected Benefit Payments
2026	312
2027	310
2028	305
2029	298
2030	290
2031-2035	1,291
United States | Pension Plan | Qualified Plan
Expected Benefit Payments
2026	1,180
2027	1,210
2028	1,224
2029	1,227
2030	1,187
2031-2035	5,587
United States | Pension Plan | Nonqualified Plan
Expected Benefit Payments
2026	119
2027	116
2028	114
2029	111
2030	108
2031-2035	489
United States | Other Postretirement Benefits Plan
Expected Benefit Payments
2026	265
2027	262
2028	256
2029	248
2030	239
2031-2035	1,002
Non-U.S. Plans | Pension Plan | Qualified Plan
Expected Benefit Payments
2026	2,009
2027	1,938
2028	1,920
2029	1,906
2030	1,877
2031-2035	8,959
Non-U.S. Plans | Pension Plan | Nonqualified Plan
Expected Benefit Payments
2026	405
2027	371
2028	368
2029	363
2030	360
2031-2035	1,629
Non-U.S. Plans | Other Postretirement Benefits Plan | Qualified Plan
Expected Benefit Payments
2026	20
2027	21
2028	22
2029	23
2030	24
2031-2035	131
Non-U.S. Plans | Other Postretirement Benefits Plan | Nonqualified Plan
Expected Benefit Payments
2026	27
2027	27
2028	27
2029	27
2030	28
2031-2035	$ 158